Convertible Notes Payable - Summary of Common Stock and Preferred Stock Shares Issued under Notes and New Notes (Parenthetical) (Details) - USD ($)																12 Months Ended
	Dec. 28, 2017	Nov. 15, 2017	Oct. 10, 2017	Aug. 28, 2017	Aug. 04, 2017	Jul. 07, 2017	Jul. 02, 2017	Jun. 07, 2017	May 09, 2017	Apr. 10, 2017	Mar. 13, 2017	Mar. 02, 2017	Feb. 10, 2017	Feb. 01, 2017	Jan. 12, 2017	Dec. 31, 2017	Dec. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Reduction in Principal					$ 1,015,848	$ 2,000,000			$ 1,913,915	$ 3,621,286	$ 4,417,829	$ 125,999	$ 3,045,817	$ 544,000	$ 1,478,318	$ 40,121,000	$ 35,000,000	$ 649,000	$ 0
Gain (loss) on warrant extinguishment		$ (21,000,000)														$ 9,613,000		$ 0	$ 0
Restructuring Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal				$ 1,200,000
Loss on debt settlement				$ 1,900,000
Gain (loss) on warrant extinguishment			$ (2,300,000)
Common Stock Issued [Member]
Debt Instrument [Line Items]
Number of shares issued					38,906	114,286			109,367	169,061	117,297	2,571	43,882	4,857	11,753		222,575,755
Common Stock Issued [Member] | Restructuring Agreement [Member]
Debt Instrument [Line Items]
Number of shares issued				117,171
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares issued							4,200
Exchange Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal	$ 2,474,174	$ 8,130,564					$ 4,200,000	$ 4,200,000
Number of shares issued	123,700,000
Loss on debt settlement							$ 1,000,000
Gain (loss) on warrant extinguishment	$ (3,700,000)
Exchange Agreement [Member] | Retirement Per Exchange Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal	$ 600,000
Exchange Agreement [Member] | Common Stock Issued [Member]
Debt Instrument [Line Items]
Number of shares issued	123,708,735	97,448,072					689,796	689,796
Exchange Agreement [Member] | Provision to Exchange [Member]
Debt Instrument [Line Items]
Reduction in Principal		$ 600,000
Number of shares issued		973,764
Exchange Agreement [Member] | Updated Conversion Price Formula [Member]
Debt Instrument [Line Items]
Reduction in Principal		$ 7,500,000
Number of shares issued		96,500,000
Exchange Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares issued							4,200